August 18, 2020

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Thornburg Income Builder Opportunities Trust (the “Trust”) (Registration Nos. 811-23600; 333-241035)

Ladies and Gentlemen:

Filed herewith electronically via EDGAR is an amendment to the registration statement of the Trust on Form N-2 (the “Registration Statement”). The Registration Statement is being filed pursuant to the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended, and the applicable rules thereunder. The purpose of the amendment is to make certain changes to the Registration Statement to reflect the updates to Form N-2, effective August 1, 2020.

Questions and comments may be directed to the undersigned at (312) 569-1107.

Very truly yours,

/s/ David L. Williams
David L. Williams